Derivative Instruments	9 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Interest rate swap agreement
The Company uses derivative instruments in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swap as a cash flow hedge of its U.S. Dollar LIBOR-denominated borrowings.

In January 2020, the Company completed a refinancing of certain long-term debt facilities (note 6). As a result of this refinancing, the Company extinguished all of its then existing interest rate swaps. In March 2020, the Company entered into a new interest rate swap which is scheduled to mature in December 2024. The following summarizes the Company's interest rate swap agreement as at September 30, 2020:

	Interest Rate	Notional Amount	Fair Value /Carrying Amount of Liability	Remaining Term	Fixed Swap Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	(989)	4.3	0.76

(1)Excludes the margin the Company pays on its variable-rate long-term debt, which, as of September 30, 2020, ranged from 2.25% to 2.40%.
The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A– or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.
Forward freight agreements
The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized (loss) gain on derivative instruments in the Company's unaudited consolidated statements of (loss) income.
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accounts receivable	Current portion of derivative liabilities	Derivative liabilities
	$	$	$	$	$
As at September 30, 2020
Interest rate swap agreement	—	—	—	(272)	(717)
Forward freight agreements	—	—	—	(483)	—
	—	—	—	(755)	(717)

As at December 31, 2019
Interest rate swap agreements	577	82	230	—	—
Forward freight agreements	—	—	—	(86)	—
	577	82	230	(86)	—

Realized and unrealized gains (losses) relating to the interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized (loss) gain on derivative instruments in the Company’s unaudited consolidated statements of (loss) income as follows:

	Three Months Ended			Three Months Ended
	September 30, 2020			September 30, 2019
	Realized losses	Unrealized gains (losses)	Total	Realized gains	Unrealized (losses) gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	(58)	49	(9)	613	(541)	72
Forward freight agreements	(184)	(221)	(405)	435	946	1,381
	(242)	(172)	(414)	1,048	405	1,453

	Nine Months Ended			Nine Months Ended
	September 30, 2020			September 30, 2019
	Realized gains (losses)	Unrealized losses	Total	Realized gains	Unrealized (losses) gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	551	(1,648)	(1,097)	2,395	(5,010)	(2,615)
Forward freight agreements	(433)	(300)	(733)	393	1,050	1,443
	118	(1,948)	(1,830)	2,788	(3,960)	(1,172)